PAGE 1
IDS BOND FUND

1995 annual report
(prospectus enclosed)

(icon of) column

The goal of IDS Bond Fund, Inc. is to provide shareholders with a high level of current income while attempting to conserve the value of the investment and to continue a high level of income for the longest period of time. The Fund invests primarily in corporate bonds and other debt securities.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Distributed by
American Express
Financial Advisors Inc.
PAGE 2

(icon of) column

Striking a balance among bonds

A bond is like an I.O.U. But with a bond, it's a corporation or the government--the bond issuer--that promises to pay the money back. In return for lending money to the issuer, bond investors get paid interest, which varies by bond quality. (The lower the quality, the higher the interest.)

Bond Fund invests largely in high-quality bonds, but includes some lower-quality and even some foreign bonds seeking to boost the return. The portfolio manager shifts this mix, as well as the balance between corporate and government bonds, as investment conditions dictate. In doing so, the Fund seeks to maximize the long-term return potential for investors.
PAGE 3
Contents

(Icon of) One open book inside of another.

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

1995 annual report

From the president                                  4
From the portfolio manager                          4
Ten largest holdings                                6
Making the most of your Fund                        7
Long-term performance                               8
Independent auditors' report                        9
Financial statements                               10
Notes to financial statements                      13
Investments in securities                          21
IDS mutual funds                                   35
Federal income tax information                     38

1995 prospectus

The Fund in brief
Goal                                                3p
Types of Fund investments and their risks           3p
Manager and distributor                             3p
Portfolio manager                                   3p
Alternative purchase arrangements                   3p

Sales charge and fund expenses                      4p

Performance
Financial highlights                                6p
Total returns                                       7p
Yield                                               9p

Investment policies and risks
Facts about investments and their risks            10p
Alternative investment option                      14p
Valuing Fund shares                                15p

How to purchase, exchange or redeem shares
Alternative purchase arrangements                  16p
How to purchase shares                             19p
How to exchange shares                             22p
How to redeem shares                               22p
Reductions and waivers of the sales charge         27p

Special shareholder services
Services                                           32p
Quick telephone reference                          32p

PAGE 4
Distributions and taxes
Dividend and capital gain distributions            33p
Reinvestments                                      34p
Taxes                                              35p
How to determine the correct TIN                   37p

How the Fund is organized
Shares                                             38p
Voting rights                                      38p
Shareholder meetings                               38p
Directors and officers                             38p
Investment manager and transfer agent              40p
Distributor                                        41p

About American Express Financial Corporation
General information                                43p

Appendices
Description of corporate bond ratings              44p
Descriptions of derivative instruments             46p
PAGE 5
To our shareholders

(Photo of) William R. Pearce, President of the Fund
(Photo of) Fred Quirsfeld, Portfolio manager

From the president

As I indicated in the Fund's previous reports, new agreements between the Fund and American Express Financial Corporation (AEFC) were approved by shareholders in November 1994. The new agreements became effective when the Fund began offering multiple classes of shares on March 20, 1995.

The advantage of offering more than a single class of shares is that investors may choose how they wish to pay sales charges. A portion of these charges compensates your American Express financial advisor (formerly called your IDS planner), who is committed to providing you with outstanding services.

Adding new classes of mutual fund shares does make the presentation of financial information in this report more complex. However, we will continue our effort to make the reports easier to read and understand. Meanwhile, your American Express financial advisor is available to answer your questions.

William R. Pearce

From the portfolio manager

An improving bond market and an emphasis on corporate bonds keyed a strong performance by IDS Bond Fund during the recent fiscal year
(September 1994 through August 1995).

As is always the case for bond mutual funds, the biggest influence on the Fund's performance during the past 12 months was the interest-rate trend. In February 1994, the Federal Reserve began raising short-term interest rates to rein in economic growth and thereby head off a potential spike in the inflation rate. Long-term rates took their cue from the Fed's actions and began a dramatic climb that didn't end until late last year. Because rising rates drive down bond values, the Fund's performance was negatively affected for the first two months of the fiscal year.

Rally begins

The turnaround for the bond market and the Fund began in November 1994. With inflation fears easing somewhat, long-term interest rates began to decline, even as the Fed continued to nudge short-term rates higher. The Fed's final rate hike came last February. By that time, the positive market momentum had already turned into a powerful rally that continued well into the summer of this year. In fact, in July the Fed actually reversed its policy by taking short-term rates down a notch--a reflection of the Fed's recognition that its previous increases had achieved the desired effect of slowing down the economy and easing upward pressures on inflation.

PAGE 6
In addition to the favorable market trend, the Fund also benefited from my decision late in 1994 to switch from a relatively defensive portfolio structure to a more aggressive one. This adjustment included reducing cash reserves and putting that money to work in bonds, and lengthening the duration of the portfolio. (Duration is related to the average maturity of the bonds in the portfolio and indicates a portfolio's sensitivity to interest-rate changes. When rates are falling, it pays to have a longer duration.) As rates soon declined, the Fund was therefore very well-positioned to capitalize on that developing trend.

Successful sectors

Looking at market sectors, I kept a substantial exposure to corporate bonds, including both investment grade and below-investment-grade issues. For the most part, both were very good performers during the fiscal year. On the foreign front, the Fund's small amount of holdings in emerging markets suffered in late 1994, but rebounded quite nicely this year to give it overall positive performance. Also of note, throughout the fiscal year I undertook a general upgrading of portfolio quality, evidenced by a reduction in corporate bond holdings and an increase in U.S. Treasury and mortgage-backed securities.

As we head into a new fiscal year, it appears that professional bond investors have become more comfortable with the investment climate that the Fund has embraced for some time: slow-to-moderate economic growth and a modest rate of inflation. As unlikely as others may have thought it, the Federal Reserve appears to have negotiated the desired "soft landing" for the economy.

If that scenario continues to play out, I expect long-term interest rates to fall somewhat lower by early next year. That, in turn, would very likely allow bonds, especially below-investment-grade bonds of domestic corporations and bonds issued by companies in emerging foreign markets, to enjoy good performance in the months ahead. I have structured the portfolio for such an environment and look forward to what I believe will be a rewarding period.

Fred Quirsfeld

Class A
12-month performance
(All figures per share)

Net asset value (NAV)
Aug. 31, 1995        $5.05
Aug. 31, 1994        $4.91
Increase             $0.14

Distributions
Sept. 1, 1994-Aug. 31, 1995
From income          $0.37
From capital gains   $0.10
Total distributions  $0.47
Total return**      +13.7%***

PAGE 7
Class B
March 20, 1995-Aug. 31, 1995
(All figures per share)

Net asset value (NAV)
Aug. 31, 1995        $5.05
Aug. 31, 1994        $4.79
Increase             $0.26

Distributions
March 20, 1995*-Aug. 31, 1995
From income          $0.17
From capital gains   $ --
Total distributions  $0.17
Total return**       +9.0%***

Class Y
March 20, 1995-Aug. 31, 1995
(All figures per share)

Net asset value (NAV)
Aug. 31, 1995        $5.05
March 20, 1995*      $4.79
Increase             $0.26

Distributions
March 20, 1995*-Aug. 31, 1995
From income          $0.19
From capital gains   $ --
Total distributions  $0.19
Total return**       +9.4%***

*  Inception date.
** The prospectus discusses the effects of sales charges, if any, on the various classes.
***The total return is a hypothetical investment in the Fund with all distributions reinvested.
PAGE 8

                           IDS Bond Fund, Inc.

                           Your Fund's ten largest holdings
                           (Pie chart)
                           The ten holdings listed here make up 7.04% of the Fund's
                           net assets
_____________________________________________________________________________________

                                                       Percent                 Value
                                         (of Fund's net assets) (as of Aug. 31, 1995)
_____________________________________________________________________________________
Long Island Lighting                                     .93%         $ 29,935,479
9.625% General Refunding Mortgage 2024

New York Telephone                                      .83             26,717,075
9.375% 2031

Viacom International                                    .80             25,642,500
8% 2006

Scotland Bank                                           .70             22,401,580
8.80% 2004

Ford Capital                                            .69             22,084,409
9.50% 2010

Argentina                                               .67             21,721,563
7.312 2005

Poland                                                  .61             19,580,000
3.250 2014

USX                                                     .61             19,524,400
9.375% 2022

San Diego Gas & Electric                                .60             19,200,228
9.625% 2020

Province of Quebec                                      .60             19,177,440
11% 2015


Excludes U.S. Treasury and government agency holdings that total 28% of the fund's net assets.

PAGE 9
Making the most of your fund

Average annual total return
(as of Aug. 31, 1995)

Class A
1 year          5 years          10 years
+7.96%          +10.98%          +10.15%

Total returns for Class A, Class B and Class Y for the period from March 20, 1995 to Aug. 31, 1995 were +4.21%, +4.27% and +9.69%, respectively. March 20, 1995 was the inception date for Class B and Class Y. Total return for Class A is shown for comparative purposes. The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Figures for Class A reflect the deduction of the maximum 5% sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Build your assets systematically

To keep your assets growing steadily, one of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

This does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00
Feb          100          18            5.56
Mar          100          17            5.88
Apr          100          15            6.67
May          100          16            6.25
June         100          18            5.56
July         100          17            5.88
Aug          100          19            5.26
Sept         100          21            4.76
Oct          100          20            5.00

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low

PAGE 10
(arrow in table pointing to September) and fewer shares when the per share market price is high.

You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

Three ways to benefit from a mutual fund:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

Class A*
                        How your $10,000 has grown in IDS Bond Fund
Average annual total return
(as of Aug. 31, 1995)
1 year   5 years   10 years
+7.96%   +10.98%   +10.15%                            $26,298
                                                   Bond Fund
                            Lehman Aggregate
                                 Bond Index


$9,500

'85   '86   '87   '88    '89   '90   '91   '92   '93   '94    '95

*The graph above is for Class A only. Class B and Class Y are not shown. Total returns for Class A, Class B and Class Y for the period from March 20, 1995 to Aug. 31, 1995 were +4.21%, +4.27% and
+9.69%, respectively. March 20, 1995 was the inception date for Class B and Class Y. Total return for Class A is shown for comparative purposes. The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees.

Assumes: Holding period from 8/31/85 to 8/31/95. Returns do not reflect taxes payable on distributions. Also see "Performance" in the Fund's current prospectus. Reinvestment of all income and capital gain distributions for the Fund, with a value of $16,356.

The Lehman Aggregate Bond Index is made up of a representative list of government and corporate bonds as well as asset-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in Bond Fund.

PAGE 11
On the graph above you can see how the Fund's total return compared to a widely cited performance measure, the Lehman Aggregate Bond Index. In comparing Bond Fund with this index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index. If you were actually to buy either individual bonds or bond mutual funds, any sales charges that you pay would reduce your total return as well.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the deduction of the maximum sales charge as discussed in the prospectus. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.
PAGE 12

Independent auditors' report

The board of directors and shareholders
IDS Bond Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of IDS Bond Fund, Inc. as of August 31, 1995, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended August 31, 1995, and the financial highlights for each of the years in the ten-year period ended August 31, 1995. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, and securities on loan, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Bond Fund, Inc. at August 31, 1995, and the results of its operations for the year then ended and the changes in its net assets for each of the years in the two-year period ended August 31, 1995, and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Minneapolis, Minnesota
October 6, 1995
PAGE 13

                          Financial statements

                          Statement of assets and liabilities
                          IDS Bond Fund, Inc.
                          Aug. 31, 1995
_____________________________________________________________________________________________________________

                          Assets
_____________________________________________________________________________________________________________
Investments in securities, at value (Note 1)
   (identified cost $3,050,010,532)                                                        $3,161,989,118
Receivable for investment securities sold                                                       2,123,458
Dividends and accrued interest receivable                                                      56,545,044
U.S. government securities held as collateral (Note 5)                                         57,168,751
_____________________________________________________________________________________________________________

Total assets                                                                                3,277,826,371
_____________________________________________________________________________________________________________

                          Liabilities
_____________________________________________________________________________________________________________

Disbursements in excess of cash on demand deposit                                                 636,834
Dividends payable to shareholders                                                               3,802,152
Payable for investment securities purchased                                                     3,344,469
Payable upon return of securities loaned (Note 5)                                              59,981,451
Accrued investment management services fee                                                         86,107
Accrued distribution fee                                                                           31,969
Accrued service fee                                                                                30,017
Accrued transfer agency fee                                                                        15,495
Accrued administrative services fee                                                                 7,770
Other accrued expenses                                                                            501,873
_____________________________________________________________________________________________________________

Total liabilities                                                                             68,438,137
_____________________________________________________________________________________________________________

Net assets applicable to outstanding capital stock                                         $3,209,388,234
_____________________________________________________________________________________________________________

                          Represented by
_____________________________________________________________________________________________________________

Capital stock -- authorized 10,000,000,000 shares of $.01 par value;                      $    6,350,641
Additional paid-in capital                                                                 3,136,564,177
Undistributed net investment income                                                              301,819
Accumulated net realized loss (Notes 1 and 8)                                               (45,806,989)
Unrealized appreciation                                                                      111,978,586
_____________________________________________________________________________________________________________

Total -- representing net assets applicable to outstanding capital stock                   $3,209,388,234
_____________________________________________________________________________________________________________
Net assets applicable to outstanding shares:   Class A                                     $2,363,303,961
                                               Class B                                     $  782,166,654
                                               Class Y                                     $   63,917,619
Net asset value per share of outstanding capital stock:  Class A shares 467,638,036            $         5.05
                                                         Class B shares 154,782,761            $         5.05
                                                         Class Y shares  12,643,387            $         5.06

See accompanying notes to financial statements.
PAGE 14

                          Financial statements

                          Statement of operations
                          IDS Bond Fund, Inc.
                          Year ended Aug. 31, 1995
_____________________________________________________________________________________________________________

                          Investment income
_____________________________________________________________________________________________________________

Income:
Interest                                                                                     $218,364,218
Dividends (net of foreign taxes withheld of $35,402)                                            2,682,191
_____________________________________________________________________________________________________________

Total income                                                                                  221,046,409
_____________________________________________________________________________________________________________
Expenses (Note 2):
Investment management services fee                                                             13,073,299
Distribution fee
  Class A                                                                                         435,932
  Class B                                                                                       2,478,540
Transfer agency fee                                                                             2,584,747
Incremental transfer agency fee -- Class B                                                         34,183
Service fee
  Class A                                                                                       1,801,808
  Class B                                                                                         575,211
Administrative services fee                                                                       618,745
Compensation of directors                                                                          29,489
Compensation of officers                                                                           26,660
Custodian fees                                                                                    166,980
Postage                                                                                           333,456
Registration fees                                                                                 352,142
Reports to shareholders                                                                           103,200
Audit fees                                                                                         38,500
Administrative                                                                                     16,575
Other                                                                                              26,509
_____________________________________________________________________________________________________________

Total expenses                                                                                22,695,976
_____________________________________________________________________________________________________________

Investment income -- net                                                                      198,350,433
_____________________________________________________________________________________________________________

                          Realized and unrealized gain (loss) -- net
_____________________________________________________________________________________________________________

Net realized loss on security and foreign currency transactions (including
  loss of $226,344 from foreign currency transactions)(Note 3)                               (29,480,476)
Net realized gain on closed interest rate futures contracts                                        39,875
_____________________________________________________________________________________________________________

Net realized loss on investments and foreign currency                                        (29,440,601)
Net change in unrealized appreciation or depreciation                                        182,633,301
_____________________________________________________________________________________________________________

Net gain on investments and foreign currency                                                  153,192,700
_____________________________________________________________________________________________________________

Net increase in net assets resulting from operations                                         $351,543,133
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.
/TABLE

PAGE 15

                          Financial statements

                          Statements of changes in net assets
                          IDS Bond Fund, Inc.
                         Year ended Aug. 31,
_____________________________________________________________________________________________________________

                          Operations and distributions                                 1995              1994
_____________________________________________________________________________________________________________
Investment income -- net                                                  $  198,350,433   $  184,268,545
Net realized gain (loss) on investments and foreign currency                (29,440,601)       45,541,259
Net change in unrealized appreciation or depreciation                        182,633,301    (279,119,373)
_____________________________________________________________________________________________________________

Net increase (decrease) in net assets resulting from operations              351,543,133     (49,309,569)
_____________________________________________________________________________________________________________

Distributions to shareholders from:
   Net investment income
     Class A                                                               (172,502,967)    (184,867,231)
     Class B                                                                (22,840,548)               --
     Class Y                                                                 (2,210,213)               --
   Net realized gain
     Class A                                                                (44,353,816)     (27,971,600)
   Excess distribution of realized gain (Note 1)
     Class A                                                                          --         (29,043)
_____________________________________________________________________________________________________________

Total distributions                                                        (241,907,544)    (212,867,874)
_____________________________________________________________________________________________________________

                          Capital share transactions (Note 6)
_____________________________________________________________________________________________________________

Proceeds from sales
     Class A shares (Note 2)                                                 340,793,447      323,953,867
     Class B shares                                                          125,204,756               --
     Class Y shares                                                           69,208,436               --
Fund merger (Note 7)
     Class A shares                                                            4,455,838               --
     Class B shares                                                          667,109,887               --
Reinvestment of distributions at net asset value
     Class A shares                                                          143,593,478      138,748,551
     Class B shares                                                           19,534,420               --
     Class Y shares                                                            2,033,460               --
Payments for redemptions
     Class A shares                                                        (442,588,203)    (441,905,072)
     Class B shares (Note 2)                                                (67,847,577)               --
     Class Y shares                                                         (10,418,481)               --
_____________________________________________________________________________________________________________

Increase in net assets from capital share transactions                       851,079,461       20,797,346
_____________________________________________________________________________________________________________

Total increase (decrease) in net assets                                      960,715,050    (241,380,097)


Net assets at beginning of year                                           2,248,673,184    2,490,053,281
_____________________________________________________________________________________________________________


Net assets at end of year
  (including undistributed net investment income of
  $301,819 and $1,179,366)                                                $3,209,388,234   $2,248,673,184
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.

IDS Bond Fund, Inc.

Notes to financial statements
___________________________________________________________________
1. Summary of significant accounting policies

The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares, which the Fund began offering on March 20, 1995, may be subject to a contingent deferred sales charge. Class B shares automatically convert to Class A after eight years. Class Y shares, which the Fund also began offering on March 20, 1995, have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the Fund are summarized below:

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available, including illiquid securities, are valued at fair value according to methods selected in good faith by the board of directors. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being PAGE 17 able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell interest rate futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.
PAGE 18
Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions of certain book-to-tax differences is presented as "excess distributions" in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $1,674,252, accumulated net realized loss has been decreased by $1,670,248, resulting in a reclassification adjustment to increase additional paid-in capital by $4,004.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. For U.S. dollar denominated bonds, interest income includes level-yield amortization of premium and discount. For foreign bonds, except for original issue discount, the Fund does not amortize premium and discount. Interest income, including level-yield amortization of premium and discount, is accrued daily. PAGE 19
2. Expenses and sales charges

Under terms of a prior agreement that ended March 19,1995, the Fund paid AEFC a fee for managing its investments, recordkeeping and other specified services. The fee was a percentage of the Fund's average daily net assets consisting of a group asset charge in reducing percentages from 0.46% to 0.32% annually on the combined net assets of all non-money market Funds in the IDS MUTUAL FUND GROUP and an individual annual asset charge of 0.13% of average daily net assets.

Also under the terms of a prior agreement, the Fund paid AEFC a distribution fee at an annual rate of $6 per shareholder account and a transfer agency fee at an annual rate of $15.50 per shareholder account. The transfer agency fee was reduced by earnings on monies pending shareholder redemptions.

Effective March 20, 1995, when the Fund began offering multiple classes of shares, the Fund entered into agreements with AEFC for managing its portfolio, providing administrative services and serving as transfer agent as follows: Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $15.50
o Class B $16.50
o Class Y $15.50

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing- related services as follows: Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

AEFC will assume and pay any expenses (except taxes and brokerage commissions) that exceed the most restrictive applicable state expense limitation.

Sales charges by American Express Financial Advisors Inc. for distributing Fund shares were $7,548,342 for Class A and $252,528 for Class B for the year ended Aug. 31, 1995.
PAGE 20
The Fund has a retirement plan for its independent directors. Upon retirement, directors receive monthly payments equal to one-half of the retainer fee for as many months as they served as directors up to 120 months. There are no death benefits. The plan is not funded but the Fund recognizes the cost of payments during the time the directors serve on the board. The retirement plan expense amounted to $22,390 for the year ended Aug. 31, 1995.
___________________________________________________________________
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,384,878,657 (including $625,480,515 that was acquired in the Fund merger as described in
Note 7) and $1,021,928,936 respectively, for the year ended
Aug. 31, 1995. Realized gains and losses are determined on an identified cost basis.
___________________________________________________________________
4. Illiquid securities

At Aug. 31, 1995, investments in securities included issues that are illiquid. The Fund currently limits investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at Aug. 31, 1995 was $11,097,097, representing 0.35% of net assets. Pursuant to guidelines adopted by the fund's board of directors, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.
___________________________________________________________________
5. Lending of portfolio securities

At Aug. 31, 1995, securities valued at $57,927,184 were on loan to brokers. For collateral, the Fund received $2,812,700 in cash and U.S. government securities valued at $7,168,751. Income from securities lending amounted to
$117,125 for the year ended Aug. 31, 1995. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.
___________________________________________________________________
6. Capital share transactions

Transactions in shares of capital stock for the periods indicated are as follows:

                                        Period ended Aug. 31, 1995         Year ended
                                                                             08/31/94

                                       Class A     Class B*    Class Y*       Class A
           __________________________________________________________________________
           Sold                     70,297,518   25,211,637  14,357,265    62,340,332
           Fund Merger                 930,821  139,358,656          --          --
           Issued for reinvested    29,953,783    3,918,832     407,713    26,592,240
            distributions
           Redeemed                (91,890,852) (13,706,364) (2,121,591)  (85,276,606)
           ___________________________________________________________________________
           Net increase              9,291,270  154,782,761  12,643,387     3,655,966
           ___________________________________________________________________________
           *Inception date was March 20, 1995.
/TABLE

PAGE 21
7. Fund merger

As of the close of business on March 17, 1995, IDS Bond Fund acquired the assets and assumed the identified liabilities of IDS
Strategy - Income Fund.

The aggregate net assets of IDS Bond Fund immediately before the aquisition was $2,217,255,191.

The merger was accomplished by a tax-free exchange of 115,800,789 shares of IDS Strategy - Income Fund valued at $671,565,725.

In exchange for the IDS Strategy - Income Fund shares and assets, IDS Bond Fund issued the following number of shares:

Class A       930,821
Class B   139,358,656

IDS Strategy - Income Fund's net assets at that date were as follows, which include the following amounts of capital stock, unrealized depreciation, and accumulated net realized loss that was combined with IDS Bond Fund.


             Total net    Capital stock            Unrealized            Accumulated net
               assets                             depreciation            realized loss
_________________________________________________________________________________________
Class A    $  4,455,838    $  4,702,952           $   (109,256)             $   (137,858)

Class B     667,109,887     704,106,719            (16,357,326)              (20,639,506)
______________________________________________________________________________

8. Capital loss carryover

For federal income tax purposes, the Fund had a capital loss carryover of $48,456,703 at Aug. 31, 1995, that if not offset by subsequent capital gains, will expire in 2003 through 2004. The carryover includes $21,076,538 acquired in connection with the IDS Strategy - Income Fund merger (Note 7). There is no limitation on the ability to utilize these losses, however, if not offset by subsequent capital gains, they will expire in 2002. It is unlikely the board of directors will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expires.
___________________________________________________________________
9. Financial highlights

"Financial highlights" showing per share data and selected information is presented on page 6 of the prospectus.

PAGE 22

                         Investments in securities

                         IDS Bond Fund, Inc.                                                  (Percentages represent value of
                         Aug. 31, 1995                                                    investments compared to net assets)
_____________________________________________________________________________________________________________________________

Bonds (93.5%)
_____________________________________________________________________________________________________________________________
Issuer                                                   Coupon      Maturity         Principal                      Value(a)
                                                           rate          year            amount
_____________________________________________________________________________________________________________________________
U.S. government obligations (14.3%)
U.S. Treasury                                           6.25%         2023      $100,000,000              $   93,865,000
                                                        6.375         1999         2,000,000                   2,023,020
                                                        6.375         2002        17,300,000(b)               17,468,156
                                                        6.75          1997        10,000,000(b)               10,153,000
                                                        7.125         1999        56,500,000(b)               58,662,820
                                                        7.25          2022        25,000,000                  26,476,750
                                                        7.50          2016        15,975,000                  17,332,236
                                                        7.50          2024         6,500,000(b)                7,135,050
                                                        7.875         2004        12,000,000                  13,267,920
                                                        8.875         2017       117,000,000                 145,094,040
Govt Trust Certs Israel                                 9.25          2001        11,100,000                  12,092,340
Resolution Funding Corp                                 8.125         2019        40,925,000                  46,823,520
  Zero Coupon                                           8.68          1999        11,500,000(g)                9,244,045
                                                                                                          ______________
Total                                                                                                        459,637,897
_________________________________________________________________________________________________________________________________
Mortgage-backed securities (14.5%)
Federal Home Loan Bank                                  7.32          1997         6,000,000                   6,007,440
Federal Home Loan Mtge Corp                             6.50          2007         1,094,444                   1,079,264
                                                        8.00         2017-24      20,760,137                  21,207,704
  Collateralized Mtge Obligation                        7.00          2022        22,000,000                  21,124,080
                                                        8.50          2022        17,000,000                  18,243,380
    Inverse Floater                                     2.90          2023         7,640,693(c)                3,999,215
                                                        6.012         2023         4,000,000(c)                2,660,920
                                                        6.37          2023         9,000,000(c)                5,625,000
                                                        8.269         2023         5,665,564(c)                4,441,576
    Trust Series Z                                      8.25          2024         9,532,238(d)                9,535,479
Federal Natl Mtge Assn                                  6.00          2024        68,093,558                  63,901,719
                                                        6.50         2008-24     194,278,965                 188,120,305
                                                        8.00          2025        11,704,143                  11,956,484
                                                        8.50         2023-24      29,503,748                  30,499,498
                                                        9.00         2009-24      17,300,454                  18,057,349
  Collateralized Mtge Obligation                        5.00          2024         9,961,155                   8,793,708
    Inverse Floater                                     5.39          2023         1,936,228(c)                1,540,095
                                                        6.11          2023         1,855,845(c)                1,504,311
    Trust Series Z                                      6.00          2024         5,496,856(d)                4,078,942
                                                        7.00          2019        17,581,000(d)               16,849,455

See accompanying notes to investments in securities

PAGE 23
Govt Natl Mtge Assn                                     8.00          2024         4,755,731                   4,882,044
                                                        9.00          2025        10,311,875                  10,840,358
Prudential Bache
  Collateralized Mtge Obligation Trust                  7.965         2019         9,364,489                   9,415,900
                                                                                                          ______________
Total                                                                                                        464,364,226
______________________________________________________________________________________________________________________________
Financial (8.0%)
Banks and savings & loans (2.9%)
BankAmerica
  Sub Nts                                               7.50          2002        18,000,000                  18,647,820
Barclays NA Capital                                     9.75          2021        13,600,000                  15,890,240
CoreStates Capital
  Gtd Sub Nts                                           9.375         2003        14,300,000                  16,365,921
Fleet/Norstar Financial Group
  Sub Nts                                               9.00          2001         4,000,000                   4,429,800
Meridian Bancorp
  Sub Deb                                               7.875         2002        10,400,000                  11,012,040
NationsBank
  Sub Nts                                               6.50          2003        12,000,000                  11,666,760
Society
  Sub Nts                                               8.125         2002         3,000,000                   3,257,280
Standard Credit Card                                    8.625         2002        12,000,000                  12,406,875
                                                                                                          ______________
Total                                                                                                         93,676,736
_____________________________________________________________________________________________________________________________
Financial services (2.9%)
Camden Property Trust                                   7.33          2001         3,000,000                   2,936,250
Corporate Property Investors                            7.18          2013         7,000,000(e)                6,571,110
Developers Diversified Realty
  Cv Sub Deb                                            7.00          1999         3,500,000                   3,548,125
First Union REIT
  Sub Nts                                               8.875         2003        10,000,000                   8,900,000
General Electric Capital
  Reset Nt                                              8.65          1996        16,035,000(f)               16,300,860
Lehman Brothers Holdings                                8.875         2002        10,000,000                  10,807,500
Liberty Property Trust
  Cv                                                    8.00          2001         2,500,000                   2,537,500
Malan Realty Investors REIT
  Cv Sub Deb                                            9.50          2004         4,500,000                   3,988,125
Olympic Financial
  Sr Nts                                               13.00          2000         6,100,000                   6,443,125
Property Trust Amer REIT                                7.50          2014        15,000,000                  13,892,850
Salomon                                                 8.91          1998         9,800,000                  10,175,438
Saul (BF) REIT                                         11.625         2002         6,800,000                   6,358,000
                                                                                                          ______________
Total                                                                                                         92,458,883
_____________________________________________________________________________________________________________________________
Insurance (2.2%)
Aetna Life & Casualty                                   7.25          2023        15,000,000                  13,626,450
Americo Life
  Sr Sub Nts                                            9.25          2005         5,900,000                   5,450,125
Berkley (WR)                                            8.70          2022         3,000,000                   3,270,750
General Amer Life                                       7.625         2024         8,000,000(e)                7,265,440
HoraceMann Educators
  Cv                                                    6.50          1999         1,600,000                   1,628,000
Leucadia Natl                                           7.75          2013        11,780,000                  11,191,000
NAC Re
  Cv                                                    5.25          2002         4,000,000(e)                3,950,000
PAGE 24
NACOLAH Holding
  Sr Nts                                                9.50          2003         5,000,000                   4,700,000
Nationwide Mutual                                       7.50          2024         8,000,000(e)                7,452,000
Nationwide Trust
  Credit Sensitive Nts                                  9.875         2025         3,500,000(e)                3,901,345
Principal Mutual                                        8.00          2044        10,000,000(e)                9,367,600
                                                                                                          ______________
Total                                                                                                         71,802,710
_____________________________________________________________________________________________________________________________
Industrial (29.5%)
Aerospace & defense (1.6%)
Alliant Techsystems
 Sr Sub Nts                                            11.75          2003         5,000,000                   5,437,500
Allied
  Zero Coupon                                           9.57          1996         5,000,000(g)                4,889,800
Boeing                                                  8.75          2031        15,000,000                  17,644,350
Fairchild Inds
  Sr Secured Nts                                       12.25          1999         8,000,000                   8,150,000
Sequa
  Sr Sub Nts                                            9.375         2003         3,000,000                   2,793,750
United Technologies                                     8.875         2019        10,000,000                  11,672,900
                                                                                                          ______________
Total                                                                                                         50,588,300
_____________________________________________________________________________________________________________________________
Airlines (1.4%)
AMR                                                     9.80          2021        10,000,000                  11,411,700
Delta Air Lines                                        10.125         2010        10,000,000                  11,465,700
                                                       10.375         2022         3,700,000                   4,440,000
Reno Air
  Cv                                                    9.00          2002         2,000,000(e)                1,990,000
United Air Lines                                       10.67          2004        14,400,000                  16,735,968
                                                                                                          ______________
Total                                                                                                         46,043,368
_____________________________________________________________________________________________________________________________
Automotive & related (0.7%)
Chrysler Financial                                     13.25          1999           290,000                     354,856
Exide                                                  10.75          2002         6,000,000                   6,367,500
General Motors Acceptance                               7.625         1998        10,000,000                  10,276,600
Penda
  Sr Nts                                               10.75          2004         4,500,000                   4,010,625
                                                                                                           _____________
Total                                                                                                         21,009,581
_____________________________________________________________________________________________________________________________
Building materials (1.6%)
Emhart
  SF Deb                                                9.25          2016         6,025,000                   6,228,344
Georgia-Pacific                                         8.125         2023        10,000,000                   9,981,500
Owens-Corning Fiberglas                                 9.375         2012         6,900,000                   7,806,660
Pulte
  Sr Nts                                                7.00          2003         7,700,000                   7,343,875
Schuller Intl Group
  Sr Nts                                               10.875         2004         7,500,000                   8,268,750
Southdown
  Sr Sub Nts                                           14.00          2001         4,000,000                   4,510,000
Tarkett                                                 9.00          2002         7,000,000                   7,087,500
                                                                                                          ______________
Total                                                                                                         51,226,629
PAGE 25
Chemicals (1.6%)
General Chemical
  Sr Sub Nts                                            9.25          2003         7,000,000                   6,965,000
G-I Holdings
  Zero Coupon Sr Disc Nts                              10.59          1998        10,000,000(g)                7,275,000
Goodrich (BF)                                           9.625         2001        10,000,000                  11,306,600
Grace (WR)                                              8.00          2004        10,420,000                  10,871,394
Harris Chemical North Amer
  Zero Coupon Sr Nts                                   11.37          1996         5,000,000(g)                4,493,750
Huntsman
  1st Mtge                                             11.00          2004         5,750,000                   6,317,812
Sifto Canada
  Sr Sub Nt                                             8.50          2000         3,000,000                   2,835,000
                                                                                                          ______________
Total                                                                                                         50,064,556
_____________________________________________________________________________________________________________________________
Communications equipment (0.6%)
CenCall Communications
  Zero Coupon                                          16.49          1999        10,250,000(g)                5,317,187
Comcast Cellular
  Zero Coupon                                           9.45          2000        14,000,000(g)               10,447,500
U.S. Cellular
  Zero Coupon Cv                                        6.00          2015         6,600,000(g)                2,334,750
                                                                                                          ______________
Total                                                                                                         18,099,437
_____________________________________________________________________________________________________________________________
Computers & office equipment (0.5%)
Anacomp                                                12.25          1997         2,400,000(i)                2,376,000
Conner Peripherals
  Cv                                                    6.50          2002         7,000,000                   6,090,000
Data General
  SF Deb                                                8.375         2002         6,700,000                   6,231,000
                                                                                                          ______________
Total                                                                                                         14,697,000
_____________________________________________________________________________________________________________________________
Electronics (0.4%)
Berg Electronics                                       11.375         2003         7,000,000                   7,385,000
Reliance Electric                                       6.80          2003         6,000,000                   6,041,460
                                                                                                          ______________
Total                                                                                                         13,426,460
_____________________________________________________________________________________________________________________________
Energy (2.5%)
Atlantic Richfield                                      9.125         2011         9,000,000                  10,573,380
Mesa Capital                                           12.75          1998         5,000,000(f)                4,625,000
Oryx Energy                                             9.50          1999         4,000,000                   4,255,000
Parker & Parsley Petroleum
  Sr Nt                                                 8.25          2007         9,500,000                   9,679,645
PDV Amer                                                7.875         2003        15,000,000                  13,706,100
Texaco Capital
  Gtd Deb                                               7.50          2043         3,000,000                   2,969,190
  Gtd Deb                                               8.625         2032        10,000,000                  11,566,800
Triton Energy
  Zero Coupon Sr Nts                                    9.75          1996         5,000,000(g)                4,525,000
USX                                                     9.375         2022        17,500,000                  19,524,400
                                                                                                          ______________
Total                                                                                                         81,424,515
PAGE 26
Energy equipment & services (0.4%)
McDermott                                               9.375         2002         5,900,000                   6,643,695
OPI Intl
  Gtd Sr Nts                                           12.875         2002         5,000,000                   5,643,750
                                                                                                          ______________
Total                                                                                                         12,287,445
_____________________________________________________________________________________________________________________________
Food (0.2%)
Specialty Foods
  Sr Nt                                                10.25          2001         7,500,000(e)               7,546,875
_____________________________________________________________________________________________________________________________
Health care (0.1%)
Chiron
  Cv                                                    1.90          2000         2,600,000                  2,346,500
_____________________________________________________________________________________________________________________________
Health care services (1.6%)
Charter Medical
  Sr Sub Nts                                           11.25          2004         7,500,000                   8,100,000
Columbia/HCA Healthcare                                 6.91          2005         7,000,000                   6,930,560
                                                        7.69          2025         4,000,000                   4,036,760
Foundation Health
  Sr Nts                                                7.75          2003         8,400,000                   8,554,560
GranCare
  Cv                                                    6.50          2003         1,000,000                     947,500
Hillhaven
  Sr Sub Nts                                           10.125         2001         7,000,000                   7,621,250
Tenet Healthcare
  Sr Sub Nts                                           10.125         2005        15,000,000                  15,787,500
                                                                                                           _____________
Total                                                                                                         51,978,130
_____________________________________________________________________________________________________________________________
Industrial equipment & services (0.1%)
Mascotech
  Cv                                                    4.50          2003         6,500,000                  4,858,750
_____________________________________________________________________________________________________________________________
Leisure time & entertainment (0.8%)
Bally's Park Place Funding
  1st Mtge                                              9.25          2004         3,000,000                   2,823,750
Caesars World
  Sr Sub Nts                                            8.875         2002         6,000,000                   6,337,500
MGM Grand Hotel Finance
  1st Mtge                                             11.75          1999        10,000,000                  10,687,500
Premier Parks
  Sr Nt                                                12.00          2003         5,000,000                   5,050,000
                                                                                                          ______________
Total                                                                                                         24,898,750
_____________________________________________________________________________________________________________________________
Media (5.4%)
Ackerley Communications
  Sr Secured Nts                                       10.75          2003         4,000,000(e)                4,205,000
Adelphia Communications
  Sr Deb                                               11.875         2004         7,000,000                   7,043,750
  Sr Nts                                               12.50          2002         3,000,000                   3,093,750
Amer Media Operations                                  11.625         2004         2,500,000                   2,571,875
Benedek Broadcasting
  Sr Nt                                                11.875         2005         5,625,000(e)                5,941,406
Cablevision Systems
  Sr Sub Deb                                            9.875         2013         3,000,000                   3,270,000
  Sr Sub Deb                                           10.75          2004         4,000,000                   4,265,000
PAGE 27
Continental Cablevision
  Sr Deb                                                8.875         2005         5,000,000                   5,031,250
  Sr Sub Deb                                           11.00          2007         2,500,000                   2,762,500
Cox Communications                                      7.625         2025         7,000,000                   6,905,570
News Amer Holdings                                      8.875         2023        17,000,000                  18,678,750
News Corp                                              10.15          2010         3,869,240(e)                4,410,934
Outdoor Systems
  Sr Nts                                               10.75          2003         7,800,000                   7,536,750
Panamsat
  Sr Nts                                                9.75          2000         3,000,000                   3,120,000
Paramount Communications
  Sub Deb                                               7.00          2003         5,000,000                   4,762,650
Plitt Theatres                                         10.875         2004         7,500,000                   7,331,250
Robin Media Group                                      11.125         1997         7,000,000                   6,763,750
Scandinavian Broadcasting
  Cv Sub Deb                                            7.25          2005         6,000,000                   6,525,000
Tele-Communications
  Sr Deb                                                7.875         2013         3,000,000                   2,857,740
  Sr Deb                                                9.80          2012         8,000,000                   8,994,000
  Sr Deb                                                9.875         2022        10,000,000                  11,335,900
Time Warner
  Zero Coupon Cv                                        6.59          2012         8,550,000(g)                2,885,625
Turner Broadcasting
  Sr Nts                                                8.375         2013        10,000,000                   9,662,500
Universal Outdoor
  Sr Nt                                                11.00          2003         5,000,000                   4,906,250
Viacom
  Sr Nts                                                7.75          2005         3,000,000                   3,063,750
  Sub Deb                                               8.00          2006        26,300,000                  25,642,500
                                                                                                          ______________
Total                                                                                                        173,567,450
_____________________________________________________________________________________________________________________________
Metals (0.6%)
Magma Copper
  Sr Sub Nts                                           12.00          2001        10,000,000                  11,062,500
Sahaviriya Steel Inds
  Cv                                                    3.50          2005         4,000,000(e)                4,040,000
Santa Fe Pacific Gold
  Sr Deb                                                8.375         2005         5,000,000                   4,956,250
                                                                                                           _____________
Total                                                                                                         20,058,750
_____________________________________________________________________________________________________________________________
Multi-industry conglomerates (0.9%)
Boc Group
  Sr Nts                                                8.73          1996         6,000,000(e)                6,013,200
Coltec Inds
  Sr Nts                                                9.75          2000         5,000,000                   5,231,250
Mark IV Inds
  Sr Sub Nts                                            8.75          2003         8,000,000                   8,200,000
Talley Inds
  Zero Coupon Sr Disc Deb                              12.25          1998         3,500,000(g)                2,450,000
Talley Mfg & Technology
  Sr Nts                                               10.75          2003         7,000,000                   7,000,000
                                                                                                          ______________
Total                                                                                                         28,894,450
PAGE 28
Paper & packaging (3.8%)
Container Corp Amer
  Sr Nts                                                9.75          2003         7,000,000                   7,113,750
Federal Paper Board                                    10.00          2011        11,900,000                  14,421,015
Fort Howard                                            11.00          2002         9,366,182                   9,717,414
Gaylord Container
  Zero Coupon Sr Sub Deb                                3.10          1996         8,000,000(g)                8,000,000
Intl Paper                                              5.125         2012         9,000,000                   7,204,230
Owens-Illinois
  Sr Deb                                               11.00          2003        10,000,000                  10,950,000
  Sr Sub Nts                                            9.75          2004         5,000,000(b)                5,118,750
Plastic Containers
  Sr Secured Nts                                       10.75          2001         6,000,000                   6,157,500
Pope & Talbot                                           8.375         2013        11,000,000                  10,283,570
Riverwood Intl
  Sr Nts                                               10.75          2000         7,000,000                   7,630,000
Sappi BVI Finance
  Cv                                                    7.50          2002         4,250,000(e)                4,382,812
Scotia Pacific Holding                                  7.95          2015         4,548,481                   4,647,501
Silgan
  Sr Sub Nts                                           11.75          2002        10,000,000                  10,562,500
Stone Container
  1st Mtge                                             10.75          2002         5,300,000                   5,538,500
  Sr Nts                                               12.625         1998         3,000,000                   3,300,000
Warren (SD)
  Sr Nts                                               12.00          2004         5,000,000                   5,581,250
                                                                                                          ______________
Total                                                                                                        120,608,792
_____________________________________________________________________________________________________________________________
Restaurants & lodging (0.8%)
Flagstar
  Sr Nts                                               10.875         2002         8,000,000                   7,370,000
Hammons (John Q) Hotel
  1st Mtge                                              8.875         2004         7,000,000                   6,632,500
Santa Fe Hotel
  1st Mtge                                             11.00          2002         5,500,000                   4,400,000
Trump Taj Mahal
  Pay-in-Kind                                          --             1999        10,290,714(m)                8,644,200
                                                                                                          ______________
Total                                                                                                         27,046,700
_____________________________________________________________________________________________________________________________
Retail (2.1%)
Dairy Mart Convenience Stores
  Sr Sub Nts                                           10.25          2004         7,750,000(b)                6,519,687
Eye Care Center                                        12.00          2003         9,000,000(e)                7,650,000
Grand Union
  Sr Nt                                                12.00          2004         7,000,000                   6,685,000
Kash n' Karry Food Stores
  Pay-in-Kind                                          --             2003         7,740,980(m)                7,818,390
Pathmark Stores
  Sr Sub Nts                                            9.625         2003         5,000,000                   5,000,000
Penn Traffic
  Sr Sub Nts                                            9.625         2005        10,000,000                   8,100,000
Pep Boys-Manny,Mo,Jack
  Cv                                                    4.00          1999         2,500,000                   2,350,000
Pueblo Xtra Intl
  Sr Nts                                                9.50          2003         7,000,000                   6,720,000
PAGE 29
Ralphs Grocery
  Sr Sub Nts                                           10.45          2004         4,600,000                   4,508,000
Service Merchandise
  Sr Nts                                                8.375         2001         4,300,000                   4,063,500
Super Rite Foods
  Sr Sub Nts                                           10.625         2002         5,000,000                   5,425,000
Wal-Mart Stores                                         8.875         2011         3,500,000                   4,007,885
                                                                                                          ______________
Total                                                                                                         68,847,462
_____________________________________________________________________________________________________________________________
Soaps & cosmetics (0.7%)
Coty
  Sr Sub Nts                                           10.25          2005         7,500,000                   7,771,875
Revlon Consumer Products
  Sr Sub Nts                                            9.375         2001         7,000,000                   6,947,500
Sweetheart Cup
  Sr Sub Nts                                            9.625         2000         6,500,000                   6,418,750
                                                                                                          ______________
Total                                                                                                         21,138,125
_____________________________________________________________________________________________________________________________
Textiles & apparel (0.5%)
Dominion Textiles
  Sr Nts                                                8.875         2003         7,500,000                   7,471,875
WestPoint Stevens
  Sr Nts                                                8.75          2001         7,500,000                   7,415,625
                                                                                                          ______________
Total                                                                                                         14,887,500
_____________________________________________________________________________________________________________________________
Miscellaneous (0.6%)
BellSouth Telecommunications                            6.50          2005         7,200,000                   7,096,968
ECM Funding LP                                         11.918         2002         3,030,093(i)                3,333,102
EIP Funding                                            10.25          2012         7,000,000                   6,921,250
Samsonite
  Sr Sub NTs                                           11.125         2005         3,000,000(e)                3,063,750
                                                                                                          ______________
Total                                                                                                         20,415,070
_____________________________________________________________________________________________________________________________
Utilities (14.7%)
Electric (9.8%)
Appalachian Power                                       8.50          2022         5,000,000                   5,409,800
Arizona Public Service
  1st Mtge                                              8.00          2025         5,800,000                   5,878,474
  1st Mtge                                              8.75          2024         9,000,000                   9,686,880
  Sale Lease-Backed Obligation                          8.00          2015        12,556,000                  12,479,659
Cajun Electric Power Cooperative
  Mtge Trust                                            8.92          2019         5,000,000                   5,479,200
California Energy
  Ltd Resource Sr Secured Nts                           9.875         2003         5,000,000                   5,056,250
Cleveland Electric Illum
  1st Mtge                                              9.50          2005        14,000,000                  14,261,940
Commonwealth Edison
  1st Mtge                                              8.375         2023         5,000,000                   5,223,900
  1st Mtge                                              9.75          2020        10,000,000                  11,333,900
  1st Mtge                                              9.875         2020         4,000,000                   4,609,880
Consumers Power
  1st Mtge                                              7.375         2023        10,000,000                   9,475,200
First Palo Verde Funding                               10.15          2016         6,000,000                   6,130,920
                                                       10.30          2014         4,500,000(b)                4,604,850
PAGE 30
Gulf States Utilities
  1st Mtge                                              8.70          2024         6,000,000                   6,362,940
Long Island Lighting
  Gen Ref Mtge                                          9.625         2024        28,888,000                  29,935,479
  Gen Ref Mtge                                          9.75          2021        15,500,000                  16,330,645
Louisiana Power & Light
  1st Mtge                                             10.125         2020         3,500,000                   3,728,130
Louisiana Power & Light Waterford
  Sale Lease-Backed Obligation                         10.67          2017         7,500,000                   7,994,250
Midland Cogeneration Venture                           11.75          2005         9,900,000                  10,308,375
  Sub Secured Sale
  Lease-Backed Obligation                              10.33          2002        12,529,036                  12,951,891
North Atlantic Energy
  1st Mtge                                              9.05          2002         6,606,000                   6,903,270
Pacific Gas & Electric
  1st Ref                                               7.25          2026        14,000,000                  13,482,280
Pennsylvania Power & Light
  1st Mtge                                              9.25          2019           900,000                     967,626
RGS Funding
  Sale Lease-Backed Obligation                          9.82          2022         9,941,259                  12,049,502
Salton Sea
  Sr Nt                                                 7.84          2010        10,000,000(e)                9,937,800
San Diego Gas & Electric
  1st Mtge                                              9.625         2020        16,925,000                  19,200,228
Sithe Independant Funding                               8.50          2007         7,500,000                   8,073,525
                                                        9.00          2013         4,700,000                   5,063,498
Texas-New Mexico Power
  1st Mtge                                              9.25          2000         6,000,000                   6,255,000
  1st Mtge                                             10.00          2017         2,939,000                   3,049,213
  Secured Deb                                          10.75          2003         5,000,000                   5,318,750
Texas Utilities Electric
  1st Collateral Trust                                  7.375         2025         3,000,000                   2,859,300
  1st Collateral Trust                                  9.75          2021         9,900,000                  11,483,505
  1st Mtge                                              7.625         2025        10,000,000                   9,819,500
  Secured Facility Bond                                 9.45          2005         4,185,000                   4,827,816
Tucson Electric Power
  1st Mtge                                              8.50          2009         7,000,000                   6,746,250
                                                                                                          ______________
Total                                                                                                        313,279,626
______________________________________________________________________________________________________________________________
Gas (2.3%)
Coastal
  Sr Deb                                               10.25          2004        13,000,000                  15,546,440
Equitable Resources                                     7.50          1999         5,000,000                   5,155,750
Questar Pipeline                                        9.375         2021         8,000,000                   9,103,760
Southern California Gas
  1st Mtge                                              7.375         2023         6,900,000                   6,800,019
Southwest Gas                                           9.75          2002         7,900,000                   8,940,983
Tenneco                                                 9.00          2012         9,000,000                  10,121,580
Tennessee Gas Pipeline                                  6.00          2011         3,600,000                   2,971,548
Transco Energy                                          9.875         2020         4,800,000                   5,814,000
                                                        9.375         2001         4,000,000                   4,455,000
TransTexas Gas
  Sr Secured Nts                                       11.50          2002         5,000,000                   5,262,500
                                                                                                          ______________
Total                                                                                                         74,171,580
PAGE 31
Telephone & other (2.6%)
Ameritech Capital Funding
  Gtd Deb                                               9.10          2016        16,000,000                  18,895,840
GTE                                                    10.25          2020         7,000,000                   8,112,370
Intermedia Communications                              13.50          2005         1,200,000(e)                1,226,550
New York Tel                                            9.375         2031        23,665,000                  26,717,075
Pacific Bell                                            6.625         2034        10,000,000                   8,875,100
                                                        7.125         2026        10,200,000                   9,946,020
                                                        7.375         2043        10,000,000                   9,786,100
                                                                                                          ______________
Total                                                                                                         83,559,055
_____________________________________________________________________________________________________________________________
Foreign (12.5%)(j)
ABN Amro
  (U.S. Dollar)                                         7.75          2023         9,000,000                   9,122,130
Aegon Euro
  (U.S. Dollar) Cv                                      4.75          2004         2,275,000                   2,752,750
Argentina Euro
  (U.S. Dollar)                                         7.312         2005        35,500,000                  21,721,563
Argentina Republic
  (U.S. Dollar)                                         5.00          2023        15,000,000                   7,078,125
Banca Italy N.Y.
  (U.S. Dollar)                                         8.25          2007         9,200,000                   9,580,144
Bank of China
  (U.S. Dollar)                                         8.25          2014        10,000,000                   9,228,400
Brazil C Bonds
  (U.S. Dollar)                                         4.00          2014        14,305,500                   7,108,045
Brazil Disc ZL
  (U.S. Dollar)                                         7.25          2024        15,000,000(f)                8,596,875
Carter Holt Harvey
  (U.S. Dollar)                                         7.625         2002         5,000,000                   5,224,000
  (U.S. Dollar)                                         8.875         2004        10,500,000                  11,835,915
Celcaribe
  (U.S. Dollar) Zero Coupon                             2.14          2004         2,870,000(e,g)              2,482,550
  (U.S. Dollar) Zero Coupon                            24.37          2004         3,250,000(e,g)              2,161,250
Doman Inds
  (U.S. Dollar)                                         8.75          2004         8,000,000                   7,770,000
Ford Capital
  (U.S. Dollar)                                         9.125         1998         4,000,000                   4,264,479
  (U.S. Dollar)                                         9.50          2010        18,350,000                  22,084,409
Groupe Videotron
  (U.S. Dollar)                                        10.625         2005         5,000,000                   5,275,000
Guang Dong Enterprise
  (U.S. Dollar)                                         8.75          2003        14,000,000(e)               12,611,200
Helsinki City
  (U.S. Dollar) Sr Nts                                  9.25          2007         4,900,000(i)                4,965,170
Hydro-Quebec Euro
  (Canadian Dollar)                                     9.40          2021         2,400,000                   2,824,488
  (Canadian Dollar)                                    10.875         2021         6,000,000                   5,005,062
Korea Electric Power
  (U.S. Dollar)                                         8.00          2002         2,800,000                   2,972,676
  (U.S. Dollar)                                         7.75          2013         8,900,000                   8,993,005
Legrand
  (U.S. Dollar)                                         8.50          2025         7,000,000                   7,761,110
MacMillan Bole Delaware
  (U.S. Dollar)                                         8.50          2004         3,000,000                   3,249,210
Mexican Cetes Treasury Bill
  (Mexican Peso) Zero Coupon                           45.94          1996        17,281,150(g)                2,329,309
PAGE 32
Petronas
  (U.S. Dollar)                                         7.75          2015        10,000,000(e)               10,203,700
Philippine Long Distance Telephone
  (U.S. Dollar)                                        10.625         2004         4,000,000                   4,280,000
Placer Dome
  (U.S. Dollar)                                         7.125         2003         5,000,000                   5,023,850
Poland Discount Euro
  (U.S. Dollar)                                         7.125         2024         5,750,000                   4,377,188
Poland Euro
  (U.S. Dollar)                                         3.25          2014        32,000,000(f)               19,580,000
Province of Quebec
  (U.S. Dollar)                                        11.00          2015        16,000,000                  19,177,440
PT Indah Kiat Pulp & Paper
   (U.S. Dollar)                                       11.875         2002         7,000,000                   7,218,750
Qantas Air
  (U.S. Dollar)                                         7.50          2003        14,000,000                  13,989,500
Quno
  (U.S. Dollar) Sr Nts                                  9.125         2005         7,000,000                   6,930,000
Repap New Brunswick
  (U.S. Dollar)                                         9.875         2000         7,000,000                   7,096,250
Republic of Austria Euro
  (U.S. Dollar)                                        10.00          1998         5,000,000                   5,425,855
Republic of Brazil
  (U.S. Dollar)                                         5.312         2012        22,300,000                  11,777,188
Republic of Brazil Euro
  (U.S. Dollar)                                         4.25          2024        16,000,000                   7,270,000
Republic of Columbia
  (U.S. Dollar)                                         7.25          2004        14,750,000                  13,502,888
Rogers Cable System
  (Canadian Dollar)                                     9.65          2014         3,700,000                   2,307,849
Rogers Cantel Mobile
  (U.S. Dollar) Sr Sec Gtd Nts                         10.75          2001        11,000,000                  11,398,750
Rogers Communications
  (U.S. Dollar) Zero Coupon Cv                          5.50          2013         6,000,000(g)                2,047,500
Scotland Bank
  (U.S. Dollar)                                         8.80          2004        20,500,000(e)               22,401,580
Telekom Malaysia
  (U.S. Dollar)                                         7.875         2025        15,000,000(e)               15,428,550
Tjiwi Kimia
  (U.S. Dollar)                                        13.25          2001         6,500,000                   6,995,625
United Mexican States
  (U.S. Dollar)                                         6.25          2019        10,750,000                   6,523,906
  (U.S. Dollar)                                         5.437         2019         3,000,000(f)                2,133,750
WMC Finance
  (U.S. Dollar)                                         7.25          2013        10,000,000                   9,898,900
                                                                                                          ______________
Total                                                                                                        401,985,884
_____________________________________________________________________________________________________________________________
Total bonds
(Cost: $2,873,258,721)                                                         3,043,723,758              $3,000,897,192
_____________________________________________________________________________________________________________________________

PAGE 33

Stocks and other (1.3%)
_____________________________________________________________________________________________________________________________

Issuer                                                                                   Shares                      Value(a)
_____________________________________________________________________________________________________________________________
ABN Amro Holdings
  6% Cv Preferred                                                                     95,900             $    3,504,761
Amer Life Holdings
  $2.16 Cm Preferred                                                                 120,000                  2,955,000
Celcaribe
  Common                                                                             528,450(e,h)               686,985
Crown Package
  Warrants                                                                             5,000                    100,000
EUA Power
  Contingent Interest Certificates                                                     5,000(h,i,k)                   --
EnviroSource
  7.25% Cv Preferred                                                                  30,000(h)               3,900,000
First Chicago
  2.875% Cm Cv Preferred                                                             100,000                  6,050,000
First Nationwide Bank
  11.50% Cm Preferred                                                                 80,000                  8,600,000
Great Bay Power
  Common                                                                              75,552(h)                 623,304
Intermedia
  Warrants                                                                             1,200                     12,300
Kash n' Karry Food Stores
  Common                                                                             150,570(h)               3,952,463
Natl Health Investors
  8.50% Cv Preferred                                                                  83,000                  2,209,875
Pullman
  Common Series B                                                                    182,094(h)               1,456,752
Purity Supreme
  Warrants                                                                            13,862(i)                     277
Security Pacific
  Cv Preferred                                                                       136,500                  3,241,875
Supermarket General
  $3.52 Pay-in-Kind Cv Preferred                                                     120,972(h,m)             3,508,188
Thermadyne Holdings
  Common                                                                               6,693(h)                 121,729
Thermadyne Inds
  Common Cl B                                                                        120,000(h,i,k)                   --
Triangle Wire Cable
  Common                                                                             211,111(h,i)               422,222
Webcraft Technology
  Common                                                                              32,502(h,i)                   325
WestFed Holdings
  Non-Voting Common Cl B                                                              13,019(h,i,k)                   --
  Pay-in-Kind Cm Sr Preferred                                                         42,753(h,i,k,m)                 --
_____________________________________________________________________________________________________________________________
Total stocks and other
(Cost: $57,004,691)                                                                2,154,178              $   41,346,056
_____________________________________________________________________________________________________________________________

PAGE 34

Short-term securities (3.7%)
_____________________________________________________________________________________________________________________________
Issuer                                               Annualized                          Amount                      Value(a)
                                                       yield on                         payable
                                                        date of                              at
                                                       purchase                        maturity
_____________________________________________________________________________________________________________________________
U.S. government agencies (0.4%)
Federal Home Loan Mtge Corp Disc Notes
  09-20-95                                              5.69%                    $ 6,650,000              $    6,630,135
  09-20-95                                              5.70                       3,200,000                   3,190,424
Federal Natl Mtge Assn Disc Note
 09-05-95                                               5.68                       2,800,000                   2,798,242
                                                                                                          ______________
Total                                                                                                         12,618,801
_____________________________________________________________________________________________________________________________
Commercial paper (3.3%)
AIG Funding
  09-13-95                                              5.80                       3,200,000                   3,193,845
Alabama Power
  09-19-95                                              5.77                       5,600,000                   5,583,956
Albertson's
  09-14-95                                              5.77                       7,000,000                   6,985,516
Campbell Soup
  10-20-95                                              5.76                       5,000,000(l)                4,959,959
Ciesco
  09-14-95                                              5.76                         600,000                     598,761
  09-19-95                                              5.78                       4,600,000(l)                4,586,775
CIT Group Holdings
  10-10-95                                              5.79                       1,000,000                     993,770
Corporate Asset Funding
  10-03-95                                              5.76                         500,000                     497,458
Intel
  09-05-95                                              5.77                      17,200,000                  17,189,030
Lincoln Natl
  09-12-95                                              5.77                       2,000,000(l)                1,996,492
Metlife Funding
  09-12-95                                              5.75                       9,200,000                   9,183,920
Morgan Stanley
  09-07-95                                              5.77                       5,200,000                   5,195,017
Motorola
  09-12-95                                              5.77                       5,200,000                   5,190,896
Natl Detroit Canada
  09-22-95                                              5.77                       1,000,000                     996,652
Pacific Mutual Life
  09-06-95                                              5.77                       8,600,000                   8,593,144
Penney (JC) Funding
  09-11-95                                              5.77                       3,900,000                   3,893,792
SAFECO Credit
  09-14-95                                              5.80                       2,300,000                   2,295,208
Southern California Gas
  10-05-95                                              5.76                       8,500,000(l)                8,454,081
Toyota Motor
  09-29-95                                              5.75                       6,600,000                   6,570,637

PAGE 35
USAA Capital
  10-03-95                                              5.74                       4,200,000                   4,178,683
USL Capital
  09-12-95                                              5.77                       6,000,000                   5,989,477
                                                                                                          ______________
Total                                                                                                        107,127,069
_____________________________________________________________________________________________________________________________
Total short-term securities
(Cost: $119,747,120)                                                             120,050,000              $  119,745,870
_____________________________________________________________________________________________________________________________
Total investments in securities
(Cost: $3,050,010,532)(n)                                                      3,165,927,936              $3,161,989,118
_____________________________________________________________________________________________________________________________

Notes to investments in securities
_____________________________________________________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Security is partially or fully on loan. See Note 5 to the financial statements.
(c) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offed Rate) Index. Interest rate disclosed is the rate in effect on Aug. 31, 1995. Inverse floaters in the aggregate represent 0.6% of the fund's net assets as of Aug. 31, 1995.
(d) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until payment of a previous series within the trust have been paid off. Interest is accrued at an effective yield.
(e) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board of directors.
(f) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 1995.
(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(h) Presently non-income producing.
(i) Identifies issues considered to be illiquid (see Note 4 to the financial statements).  Information concerning such security holdings at Aug. 31, 1995, is as follows:

                                                Acquisition
    Security                                           date                                Cost
_______________________________________________________________________________________________
    Anacomp
      12.25% 1997                                08-21-92                         $2,523,000
    ECM Funding LP
      11.918% 2002                               04-13-92                          3,030,093
    EUA Power
      Contingent Interest Certificates           05-25-90                                 --
    Helsinki City
      Sr Nts
      9.25% 2007                                 02-07-95                          4,900,000
    Purity Supreme
      Warrants                                   07-29-92                                 --
    Thermadyne Inds
      Common Cl B                                01-11-89                             86,400
    Triangle Wire Cable
      Common                                     01-13-92                          5,000,045
    Webcraft Technology
      Common                                     12-22-86                             16,875
    WestFed Holdings
      Non-Voting Common Cl B                     09-30-88                                393
      Pay-in-Kind Cm Sr                          09-03-88                          3,012,900
      Pay-in-Kind Cm Sr                 01-01-89 thru 12-26-89                       293,330
      Pay-in-Kind Cm Sr                 03-15-90 thru 12-26-90                       145,590
      Pay-in-Kind Cm Sr                 04-01-91 thru 12-18-91                        98,395
      Pay-in-Kind Cm Sr                 03-20-92 thru 12-18-92                        36,725
      Pay-in-Kind Cm Sr                 03-18-93 thur 06-11-93                        10,078
PAGE 36
(j) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.
(k) Presently negligible market value.
(l) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2)
of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board of directors.
(m) Pay-in-kind securities are securities in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.
(n) At Aug. 31, 1995, the cost of securities for federal income tax purposes was $3,047,374,560 and the aggregate gross unrealized appreciation and depreciation based on that cost was:


Unrealized appreciation                           $162,989,262
Unrealized depreciation                           (48,374,704)
___________________________________________________________________________________
Net unrealized appreciation                       $114,614,558
___________________________________________________________________________________

PAGE 37
IDS mutual funds

Cash equivalent investments

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposits (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Income investments

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Global Bond Fund

Invests primarily in debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

IDS Extra Income Fund

Invests mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) cornucopia

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

PAGE 38
IDS Selective Fund

Invests in high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests primarily in securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) federal building

Tax-exempt income investments

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax. Risk varies by bond quality.

IDS High Yield Tax-Exempt Fund

Invests primarily in medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the fund but does not guarantee the market value of the fund's shares.

(icon of) shield with eagle head

PAGE 39
Growth and income investments

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Moderate risk.

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Managed Retirement Fund

Invests in a combination of common stocks, fixed-income investments and money market securities to seek a maximum total return through a combination of growth of capital and current income.

(icon of) bird in a nest

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three apple trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Stock Fund

Invests in common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers
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PAGE 40
IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) electrical cord

IDS Diversified Equity Income Fund

Invests primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) four puzzle pieces

IDS Mutual

Invests in a balance between common stocks and senior securities
(preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Growth investments

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Growth Fund

Invests primarily in companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

PAGE 41
IDS Global Growth Fund

Invests in stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS New Dimensions Fund

Invests primarily in companies with significant growth potential due to superiority in technology, marketing or management. The fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Specialty growth investment

This fund aggressively seeks capital growth as a hedge against inflation.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. This is the most aggressive and most speculative IDS mutual fund.

(icon of) cart of precious gems

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Federal income tax information

IDS Bond Fund, Inc.
__________________________________________________________________

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year.
Some of the dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.


IDS Bond Fund, Inc.
Fiscal year ended Aug. 31, 1995

Class A
Income distributions
taxable as dividend income,
1.26% qualifying for deduction by corporations.

Payable date          Per share

Sept. 26, 1994      $0.03250
Oct. 26, 1994        0.03270
Nov. 28, 1994        0.03250
Dec. 28, 1994        0.03250
Jan. 25, 1995        0.03000
Feb. 23, 1995        0.02800
March 27, 1995       0.02918
April 26, 1995       0.03069
May 25, 1995         0.03068
June 26, 1995        0.03078
July 26, 1995        0.03273
Aug. 25, 1995        0.03374

Total               $0.37600

Capital gain distribution
taxable for long-term capital gain.

Payable date          Per share

Dec. 28, 1994       $0.09834

Total distributions $0.47434

PAGE 43
Class B
Income distributions
taxable as dividend income,
1.26% qualifying for deduction by corporations.

March 27, 1995       0.02838
April 26, 1995       0.02767
May 25, 1995         0.02770
June 26, 1995        0.02741
July 26, 1995        0.02956
Aug. 25, 1995        0.03062

Total distributions $0.17134

Class Y
Income distributions
taxable as dividend income,
1.26% qualifying for deduction by corporations.

March 27, 1995       0.02936
April 26, 1995       0.03138
May 25, 1995         0.03137
June 26, 1995        0.03156
July 26, 1995        0.03346
Aug. 25, 1995        0.03446

Total distributions $0.19159

PAGE 44
Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:  800-437-3133
Mpls./St. Paul area:  671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota: 800-272-4445
Mpls./St. Paul area: 671-1630

AMERICAN
EXPRESS
FINANCIAL
ADVISORS


IDS BOND FUND
IDS Tower 10
Minneapolis, MN  55440-0010

PAGE 45
STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report and
                                         prospectus are placed
                                         in blue strip at the top
                                         of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report and prospectus.        parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.